NASDAQ®
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
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Received SEC
AUG 03 2011
Washington, DC 20549

CENTNIAS
001-35273

**Will Slattery**
Vice President
Listing Qualifications

*By Electronic Delivery to: filer-support@sec.gov*

11007895

August 3, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on August 3, 2011, The Nasdaq Stock Market (the "Exchange") received from Cogo Group, Inc. (the "Registrant") a copy of the Registrant's application on Form 6-K, pursuant to Rule 12g-3 under the Exchange Act, for the registration of the following securities of the successor issuer in a Redomestication Merger:

Ordinary Shares

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 6-K upon completion of the Redomestication Merger, and we hereby join in such request.

Sincerely,

William Slattery